Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 AUD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 24,022			₨ 29,380
Obligations under finance leases				2,002
Total				31,382
Non-current portion of long term loans and borrowings	4,840	$ 64		28,368
Current portion of long term loans and borrowings	19,182			3,014
Unsecured term loan [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 23,478	$ 311		26,395	$ 382
Final maturity	July-21
Unsecured term loan [member] | U.S.Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.20%	2.20%	2.20%
Unsecured term loan [member] | U.S.Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.81%	3.81%	3.81%
Unsecured term loan [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 25			2,701		$ 52
Final maturity	July-21
Unsecured term loan [member] | Canadian Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.48%	1.48%	1.48%
Unsecured term loan [member] | Canadian Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.26%	3.26%	3.26%
Unsecured term loan [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 440			162
Final maturity	March-24
Unsecured term loan [member] | Indian Rupee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.29%	8.29%	8.29%
Unsecured term loan [member] | Indian Rupee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.35%	9.35%	9.35%
Unsecured term loan [member] | Australian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 44		$ 1	70			$ 1
Interest rate	4.65%	4.65%	4.65%
Final maturity	January-22
Unsecured term loan [member] | Great British Pound [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 22			31
Interest rate	2.93%	2.93%	2.93%
Final maturity	February-22
Unsecured term loan [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 13			19
Interest rate	2.87%	2.87%	2.87%
Final maturity	March-23
Unsecured term loan [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Unsecured loans				₨ 2